Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000020707 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000020707 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020707 | United States Treasury Notes_4.0__BNY-91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020707 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020707 | Uniform Mortgage-Backed Securities_5.5__BNY-01F052615
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020707 | Fannie Mae REMIC Trust_2.5_Class IN_BNY-3136BDD47
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020707 | United Kingdom Gilt_4.125__BNY-BQC82B8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020707 | United States Treasury Notes_3.875__BNY-91282CPQ8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020707 | United States Treasury Bonds_4.625__BNY-912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020707 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XLVZ8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020707 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000020707 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020707 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020707 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000020707 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000020707 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000020707 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000020707 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020707 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000020707 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000020707 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000020708 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000020708 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020708 | United States Treasury Notes_4.0__BNY-91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020708 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020708 | Uniform Mortgage-Backed Securities_5.5__BNY-01F052615
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020708 | Fannie Mae REMIC Trust_2.5_Class IN_BNY-3136BDD47
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020708 | United Kingdom Gilt_4.125__BNY-BQC82B8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020708 | United States Treasury Notes_3.875__BNY-91282CPQ8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020708 | United States Treasury Bonds_4.625__BNY-912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020708 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XLVZ8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020708 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000020708 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020708 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020708 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000020708 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000020708 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000020708 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000020708 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020708 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000020708 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000020708 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000020709 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000020709 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020709 | United States Treasury Notes_4.0__BNY-91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020709 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020709 | Uniform Mortgage-Backed Securities_5.5__BNY-01F052615
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020709 | Fannie Mae REMIC Trust_2.5_Class IN_BNY-3136BDD47
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020709 | United Kingdom Gilt_4.125__BNY-BQC82B8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020709 | United States Treasury Notes_3.875__BNY-91282CPQ8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020709 | United States Treasury Bonds_4.625__BNY-912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020709 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XLVZ8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020709 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000020709 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020709 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020709 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000020709 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000020709 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000020709 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000020709 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020709 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000020709 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000020709 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000020704 | Natera, Inc.___BNY-632307104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020704 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020704 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020704 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020704 | Enel SpA___BNY-7144569
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020704 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020704 | Barclays PLC___BNY-3134865
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020704 | Walmart, Inc.___BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020704 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020704 | First Solar, Inc.___BNY-336433107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020704 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020704 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000020704 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000020704 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000020704 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000020704 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000020704 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000020704 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000020704 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000020704 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020704 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020704 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020704 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020704 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000020704 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020704 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020704 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020704 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020704 | India
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020704 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020704 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020704 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020704 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020704 | China
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020704 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000020705 | Natera, Inc.___BNY-632307104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020705 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020705 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020705 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020705 | Enel SpA___BNY-7144569
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020705 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020705 | Barclays PLC___BNY-3134865
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020705 | Walmart, Inc.___BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020705 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020705 | First Solar, Inc.___BNY-336433107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020705 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020705 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000020705 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000020705 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000020705 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000020705 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000020705 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000020705 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000020705 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000020705 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020705 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020705 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020705 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020705 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000020705 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020705 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020705 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020705 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020705 | India
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020705 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020705 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020705 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020705 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020705 | China
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020705 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000020706 | Natera, Inc.___BNY-632307104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020706 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020706 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020706 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020706 | Enel SpA___BNY-7144569
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020706 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020706 | Barclays PLC___BNY-3134865
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020706 | Walmart, Inc.___BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020706 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020706 | First Solar, Inc.___BNY-336433107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020706 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020706 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000020706 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000020706 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000020706 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000020706 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000020706 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000020706 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000020706 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000020706 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020706 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020706 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020706 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020706 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000020706 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020706 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020706 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020706 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020706 | India
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020706 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020706 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020706 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020706 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020706 | China
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020706 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000074828 | Natera, Inc.___BNY-632307104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074828 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074828 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074828 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074828 | Enel SpA___BNY-7144569
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074828 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074828 | Barclays PLC___BNY-3134865
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074828 | Walmart, Inc.___BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074828 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074828 | First Solar, Inc.___BNY-336433107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074828 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074828 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000074828 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000074828 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000074828 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000074828 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000074828 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000074828 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000074828 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000074828 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000074828 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074828 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074828 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074828 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000074828 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074828 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074828 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074828 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074828 | India
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074828 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074828 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074828 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074828 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000074828 | China
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000074828 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000105147 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000105147 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000105147 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000105147 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105147 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105147 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105147 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105147 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105147 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105147 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105147 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105147 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000105147 | Equity
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000105147 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105147 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105147 | International
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000105147 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105147 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000105147 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000105147 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105147 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105147 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105147 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105149 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000105149 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000105149 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000105149 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105149 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105149 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105149 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105149 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105149 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105149 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105149 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105149 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000105149 | Equity
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000105149 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105149 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105149 | International
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000105149 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105149 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000105149 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000105149 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105149 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105149 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105149 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105146 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000105146 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000105146 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000105146 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105146 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105146 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105146 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105146 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105146 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105146 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105146 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105146 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000105146 | Equity
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000105146 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105146 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105146 | International
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000105146 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105146 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000105146 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000105146 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105146 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105146 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105146 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105150 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000105150 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000105150 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000105150 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105150 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105150 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105150 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105150 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105150 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105150 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105150 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105150 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000105150 | Equity
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000105150 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105150 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105150 | International
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000105150 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105150 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000105150 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000105150 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105150 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105150 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105150 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154758 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000154758 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000154758 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000154758 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000154758 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000154758 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000154758 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000154758 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154758 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154758 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154758 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154758 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000154758 | Equity
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000154758 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154758 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154758 | International
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000154758 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000154758 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000154758 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000154758 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154758 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154758 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154758 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060446 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000060446 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000060446 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000060446 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060446 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000060446 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060446 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060446 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000060446 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060446 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060446 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060446 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000060446 | Equity
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000060446 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060446 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060446 | International
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000060446 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000060446 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000060446 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000060446 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060446 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060443 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000060443 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000060443 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000060443 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060443 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000060443 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060443 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060443 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000060443 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060443 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060443 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060443 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000060443 | Equity
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000060443 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060443 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060443 | International
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000060443 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000060443 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000060443 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000060443 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060443 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060444 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000060444 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000060444 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000060444 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060444 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000060444 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060444 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060444 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000060444 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060444 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060444 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060444 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000060444 | Equity
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000060444 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060444 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060444 | International
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000060444 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000060444 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000060444 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000060444 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060444 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078382 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000078382 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000078382 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000078382 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078382 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000078382 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078382 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078382 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078382 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078382 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078382 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000078382 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000078382 | Equity
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000078382 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078382 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078382 | International
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000078382 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078382 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000078382 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000078382 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078382 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154753 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000154753 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000154753 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000154753 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000154753 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000154753 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154753 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154753 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154753 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154753 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154753 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000154753 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000154753 | Equity
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000154753 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154753 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154753 | International
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000154753 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000154753 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000154753 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000154753 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154753 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105151 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000105151 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000105151 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000105151 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000105151 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105151 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105151 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105151 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105151 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105151 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105151 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105151 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000105151 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000105151 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105151 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105151 | International
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000105151 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105151 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000105151 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000105151 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105151 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105153 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000105153 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000105153 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000105153 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000105153 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105153 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105153 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105153 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105153 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105153 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105153 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105153 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000105153 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000105153 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105153 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105153 | International
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000105153 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105153 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000105153 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000105153 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105153 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105155 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000105155 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000105155 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000105155 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000105155 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105155 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105155 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105155 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105155 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105155 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105155 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105155 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000105155 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000105155 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105155 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105155 | International
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000105155 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105155 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000105155 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000105155 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105155 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105154 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000105154 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000105154 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000105154 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000105154 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105154 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105154 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105154 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105154 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105154 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105154 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105154 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000105154 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000105154 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105154 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105154 | International
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000105154 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105154 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000105154 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000105154 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105154 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154759 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000154759 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000154759 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000154759 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000154759 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000154759 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000154759 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154759 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154759 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154759 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154759 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154759 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000154759 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000154759 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154759 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154759 | International
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000154759 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000154759 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000154759 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000154759 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154759 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060447 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000060447 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060447 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000060447 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000060447 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000060447 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060447 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060447 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000060447 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060447 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060447 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060447 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000060447 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000060447 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000060447 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060447 | International
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000060447 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000060447 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000060447 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060447 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060447 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060448 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000060448 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060448 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000060448 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000060448 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000060448 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060448 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060448 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000060448 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060448 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060448 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060448 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000060448 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000060448 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000060448 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060448 | International
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000060448 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000060448 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000060448 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060448 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060448 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060449 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000060449 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060449 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000060449 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000060449 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000060449 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060449 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060449 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000060449 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060449 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060449 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060449 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000060449 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000060449 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000060449 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060449 | International
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000060449 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000060449 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000060449 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060449 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060449 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078383 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000078383 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078383 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000078383 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000078383 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000078383 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000078383 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078383 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078383 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000078383 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078383 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000078383 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000078383 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000078383 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078383 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078383 | International
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000078383 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000078383 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000078383 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000078383 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078383 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154754 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000154754 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000154754 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000154754 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000154754 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000154754 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000154754 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154754 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154754 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000154754 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154754 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154754 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000154754 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000154754 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000154754 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154754 | International
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000154754 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000154754 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000154754 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000154754 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154754 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105156 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000105156 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000105156 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000105156 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105156 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105156 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105156 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105156 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000105156 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105156 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105156 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105156 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000105156 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105156 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105156 | International
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000105156 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105156 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000105156 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105156 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105158 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000105158 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000105158 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000105158 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105158 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105158 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105158 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105158 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000105158 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105158 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105158 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105158 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000105158 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105158 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105158 | International
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000105158 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105158 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000105158 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105158 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105160 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000105160 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000105160 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000105160 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105160 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105160 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105160 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105160 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000105160 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105160 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105160 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105160 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000105160 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105160 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105160 | International
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000105160 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105160 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000105160 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105160 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105159 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000105159 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000105159 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000105159 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105159 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105159 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105159 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105159 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000105159 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105159 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105159 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105159 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000105159 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105159 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105159 | International
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000105159 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105159 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000105159 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105159 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154760 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000154760 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000154760 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000154760 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000154760 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000154760 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000154760 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000154760 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154760 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154760 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154760 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000154760 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000154760 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000154760 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154760 | International
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000154760 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000154760 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000154760 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000154760 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079256 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000079256 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079256 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000079256 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000079256 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000079256 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000079256 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000079256 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000079256 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079256 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000079256 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000079256 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000079256 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079256 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079256 | International
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000079256 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079256 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000079256 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079256 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079257 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000079257 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079257 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000079257 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000079257 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000079257 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000079257 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000079257 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000079257 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079257 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000079257 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000079257 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000079257 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079257 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079257 | International
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000079257 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079257 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000079257 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079257 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081026 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000081026 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081026 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000081026 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000081026 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081026 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000081026 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000081026 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081026 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081026 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081026 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000081026 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000081026 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081026 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000081026 | International
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000081026 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000081026 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000081026 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000081026 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079258 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000079258 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079258 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000079258 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000079258 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000079258 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000079258 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000079258 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000079258 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079258 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000079258 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000079258 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000079258 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079258 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079258 | International
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000079258 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079258 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000079258 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079258 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154756 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000154756 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000154756 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000154756 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000154756 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000154756 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000154756 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000154756 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154756 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154756 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154756 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000154756 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000154756 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000154756 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154756 | International
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000154756 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000154756 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000154756 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154756 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152048 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000152048 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152048 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000152048 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000152048 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152048 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000152048 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152048 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152048 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152048 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000152048 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152048 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000152048 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152048 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152048 | International
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000152048 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152048 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000152048 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152048 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152047 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000152047 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152047 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000152047 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000152047 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152047 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000152047 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152047 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152047 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152047 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000152047 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152047 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000152047 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152047 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152047 | International
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000152047 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152047 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000152047 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152047 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152049 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000152049 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152049 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000152049 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000152049 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152049 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000152049 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152049 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152049 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152049 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000152049 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152049 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000152049 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152049 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152049 | International
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000152049 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152049 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000152049 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152049 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152050 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000152050 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152050 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000152050 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000152050 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152050 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000152050 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152050 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152050 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152050 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000152050 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152050 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000152050 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152050 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152050 | International
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000152050 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152050 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000152050 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152050 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154761 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000154761 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000154761 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000154761 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000154761 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000154761 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000154761 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000154761 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154761 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154761 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154761 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000154761 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000154761 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000154761 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154761 | International
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000154761 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000154761 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000154761 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154761 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219031 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000219031 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219031 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000219031 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000219031 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219031 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219031 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219031 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219031 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219031 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219031 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219031 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000219031 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219031 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219031 | International
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000219031 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219031 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000219031 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219031 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219027 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000219027 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219027 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000219027 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000219027 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219027 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219027 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219027 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219027 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219027 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219027 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219027 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000219027 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219027 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219027 | International
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000219027 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219027 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000219027 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219027 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219028 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000219028 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219028 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000219028 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000219028 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219028 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219028 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219028 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219028 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219028 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219028 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219028 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000219028 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219028 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219028 | International
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000219028 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219028 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000219028 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219028 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219029 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000219029 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219029 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000219029 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000219029 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219029 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219029 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219029 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219029 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219029 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219029 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219029 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000219029 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219029 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219029 | International
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000219029 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219029 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000219029 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219029 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219030 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000219030 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219030 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000219030 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000219030 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219030 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219030 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219030 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219030 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219030 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219030 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219030 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000219030 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219030 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219030 | International
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000219030 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219030 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000219030 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219030 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259633 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000259633 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259633 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000259633 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000259633 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259633 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000259633 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000259633 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259633 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259633 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000259633 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259633 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000259633 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000259633 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259633 | International
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000259633 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259633 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000259633 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259633 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259629 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000259629 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259629 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000259629 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000259629 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259629 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000259629 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000259629 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259629 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259629 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000259629 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259629 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000259629 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000259629 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259629 | International
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000259629 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259629 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000259629 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259629 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259630 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000259630 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259630 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000259630 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000259630 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259630 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000259630 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000259630 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259630 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259630 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000259630 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259630 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000259630 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000259630 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259630 | International
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000259630 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259630 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000259630 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259630 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259631 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000259631 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259631 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000259631 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000259631 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259631 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000259631 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000259631 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259631 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259631 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000259631 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259631 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000259631 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000259631 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259631 | International
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000259631 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259631 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000259631 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259631 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259632 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000259632 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259632 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000259632 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000259632 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259632 | Voya VACS Index Series MC Portfolio___BNY-92913T166
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000259632 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000259632 | Voya VACS Index Series SC Portfolio___BNY-92913T158
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259632 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259632 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000259632 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259632 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000259632 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000259632 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259632 | International
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000259632 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259632 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000259632 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259632 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060451 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000060451 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000060451 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000060451 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060451 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000060451 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060451 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000060451 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000060451 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060451 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060451 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060451 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000060451 | Equity
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000060451 | International
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000060451 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060451 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000060451 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000060451 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060451 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000060451 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000060451 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060452 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000060452 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000060452 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000060452 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060452 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000060452 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060452 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000060452 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000060452 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060452 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060452 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060452 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000060452 | Equity
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000060452 | International
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000060452 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060452 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000060452 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000060452 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060452 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000060452 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000060452 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060453 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000060453 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000060453 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000060453 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060453 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000060453 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060453 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000060453 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000060453 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060453 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060453 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060453 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000060453 | Equity
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000060453 | International
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000060453 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060453 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000060453 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000060453 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060453 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000060453 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000060453 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078384 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000078384 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000078384 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000078384 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078384 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078384 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078384 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000078384 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078384 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078384 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078384 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078384 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000078384 | Equity
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000078384 | International
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000078384 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078384 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000078384 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000078384 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078384 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000078384 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000078384 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154755 | Voya VACS Index Series S Portfolio___BNY-92914G296
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000154755 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund___BNY-97717Y469
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000154755 | Voya VACS Index Series I Portfolio___BNY-92913T174
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000154755 | Voya VACS Index Series EM Portfolio___BNY-92913T182
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000154755 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000154755 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000154755 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000154755 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154755 | Xtrackers USD High Yield Corporate Bond ETF___BNY-233051432
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000154755 | Invesco S&P 500 Equal Weight ETF___BNY-46137V357
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154755 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000154755 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000154755 | Equity
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000154755 | International
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000154755 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000154755 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000154755 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000154755 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154755 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000154755 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000154755 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027234 | Enel SpA___BNY-7144569
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027234 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027234 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027234 | Allianz SE___BNY-5231485
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027234 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027234 | Intesa Sanpaolo SpA___BNY-4076836
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027234 | ING Groep NV___BNY-BZ57390
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027234 | British American Tobacco PLC___BNY-0287580
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027234 | ANZ Group Holdings Ltd.___BNY-6065586
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027234 | Reckitt Benckiser Group PLC___BNY-B24CGK7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027234 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027234 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000027234 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027234 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027234 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027234 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027234 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000027234 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000027234 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027234 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027234 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027234 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000027234 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027234 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027234 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000027234 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027234 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027234 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000027234 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027234 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027234 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000027234 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000027234 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027234 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027234 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027234 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027234 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027235 | Enel SpA___BNY-7144569
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027235 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027235 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027235 | Allianz SE___BNY-5231485
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027235 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027235 | Intesa Sanpaolo SpA___BNY-4076836
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027235 | ING Groep NV___BNY-BZ57390
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027235 | British American Tobacco PLC___BNY-0287580
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027235 | ANZ Group Holdings Ltd.___BNY-6065586
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027235 | Reckitt Benckiser Group PLC___BNY-B24CGK7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027235 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027235 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000027235 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027235 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027235 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027235 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027235 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000027235 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000027235 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027235 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027235 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027235 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000027235 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027235 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027235 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000027235 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027235 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027235 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000027235 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027235 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027235 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000027235 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000027235 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027235 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027235 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027235 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027235 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027236 | Enel SpA___BNY-7144569
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027236 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027236 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027236 | Allianz SE___BNY-5231485
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027236 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027236 | Intesa Sanpaolo SpA___BNY-4076836
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027236 | ING Groep NV___BNY-BZ57390
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027236 | British American Tobacco PLC___BNY-0287580
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027236 | ANZ Group Holdings Ltd.___BNY-6065586
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027236 | Reckitt Benckiser Group PLC___BNY-B24CGK7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027236 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027236 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000027236 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027236 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027236 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027236 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027236 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000027236 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000027236 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027236 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027236 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027236 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000027236 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027236 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027236 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000027236 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027236 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027236 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000027236 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027236 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027236 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000027236 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000027236 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027236 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027236 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027236 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027236 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000074834 | Enel SpA___BNY-7144569
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074834 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074834 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074834 | Allianz SE___BNY-5231485
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074834 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074834 | Intesa Sanpaolo SpA___BNY-4076836
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074834 | ING Groep NV___BNY-BZ57390
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074834 | British American Tobacco PLC___BNY-0287580
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074834 | ANZ Group Holdings Ltd.___BNY-6065586
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074834 | Reckitt Benckiser Group PLC___BNY-B24CGK7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074834 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074834 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000074834 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000074834 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074834 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074834 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000074834 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000074834 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000074834 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000074834 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000074834 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000074834 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074834 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074834 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000074834 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074834 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000074834 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000074834 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000074834 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000074834 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000074834 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000074834 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074834 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074834 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000074834 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000074834 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000105166 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105166 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105166 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000105166 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000105166 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000105166 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000105166 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000105166 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000105166 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105166 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105166 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105166 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000105166 | Equity
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000105166 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105166 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105166 | International
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000105166 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105166 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000105166 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000105166 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105166 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105166 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105166 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105166 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105166 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105168 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105168 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105168 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000105168 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000105168 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000105168 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000105168 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000105168 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000105168 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105168 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105168 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105168 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000105168 | Equity
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000105168 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105168 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105168 | International
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000105168 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105168 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000105168 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000105168 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105168 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105168 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105168 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105168 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105168 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105170 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105170 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105170 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000105170 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000105170 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000105170 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000105170 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000105170 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000105170 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105170 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105170 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105170 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000105170 | Equity
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000105170 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105170 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105170 | International
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000105170 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105170 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000105170 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000105170 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105170 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105170 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105170 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105170 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105170 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105169 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105169 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105169 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000105169 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000105169 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000105169 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000105169 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000105169 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000105169 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105169 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105169 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105169 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000105169 | Equity
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000105169 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105169 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105169 | International
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000105169 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105169 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000105169 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000105169 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105169 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105169 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105169 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105169 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105169 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020730 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020730 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000020730 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000020730 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000020730 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000020730 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000020730 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020730 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020730 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020730 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020730 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020730 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000020730 | Equity
Holdings [Line Items]
Percent of Net Asset Value	75.50%
C000020730 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000020730 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020730 | International
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000020730 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020730 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000020730 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000020730 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020730 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020730 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020730 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020731 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020731 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000020731 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000020731 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000020731 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000020731 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000020731 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020731 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020731 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020731 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020731 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020731 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000020731 | Equity
Holdings [Line Items]
Percent of Net Asset Value	75.50%
C000020731 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000020731 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020731 | International
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000020731 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020731 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000020731 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000020731 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020731 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020731 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020731 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020732 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020732 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000020732 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000020732 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000020732 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000020732 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000020732 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020732 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020732 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020732 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020732 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020732 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000020732 | Equity
Holdings [Line Items]
Percent of Net Asset Value	75.50%
C000020732 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000020732 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020732 | International
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000020732 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020732 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000020732 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000020732 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020732 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020732 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020732 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078369 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078369 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000078369 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000078369 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000078369 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000078369 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000078369 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078369 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078369 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078369 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078369 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078369 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000078369 | Equity
Holdings [Line Items]
Percent of Net Asset Value	75.50%
C000078369 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000078369 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078369 | International
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000078369 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078369 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000078369 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000078369 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078369 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078369 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078369 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105171 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000105171 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000105171 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000105171 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000105171 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000105171 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105171 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105171 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105171 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105171 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105171 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105171 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000105171 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000105171 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105171 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105171 | International
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000105171 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105171 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000105171 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000105171 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105171 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105171 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105171 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105173 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000105173 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000105173 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000105173 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000105173 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000105173 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105173 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105173 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105173 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105173 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105173 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105173 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000105173 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000105173 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105173 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105173 | International
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000105173 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105173 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000105173 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000105173 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105173 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105173 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105173 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105175 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000105175 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000105175 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000105175 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000105175 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000105175 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105175 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105175 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105175 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105175 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105175 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105175 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000105175 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000105175 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105175 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105175 | International
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000105175 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105175 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000105175 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000105175 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105175 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105175 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105175 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105174 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000105174 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000105174 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000105174 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000105174 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000105174 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105174 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105174 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105174 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105174 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105174 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105174 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000105174 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000105174 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105174 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105174 | International
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000105174 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105174 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000105174 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000105174 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105174 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105174 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105174 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020734 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020734 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000020734 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000020734 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000020734 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000020734 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020734 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020734 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020734 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020734 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020734 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020734 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000020734 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000020734 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020734 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020734 | International
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000020734 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020734 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000020734 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020734 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020734 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020734 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020734 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020735 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020735 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000020735 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000020735 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000020735 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000020735 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020735 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020735 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020735 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020735 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020735 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020735 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000020735 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000020735 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020735 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020735 | International
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000020735 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020735 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000020735 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020735 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020735 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020735 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020735 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020736 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020736 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000020736 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000020736 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000020736 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000020736 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020736 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020736 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020736 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020736 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020736 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020736 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000020736 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000020736 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020736 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020736 | International
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000020736 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020736 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000020736 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020736 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020736 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020736 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020736 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078370 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078370 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000078370 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000078370 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000078370 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000078370 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078370 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078370 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078370 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078370 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078370 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078370 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000078370 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000078370 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078370 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078370 | International
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000078370 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000078370 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000078370 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078370 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078370 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078370 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078370 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105176 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000105176 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000105176 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105176 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000105176 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105176 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105176 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000105176 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105176 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105176 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105176 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105176 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105176 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000105176 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105176 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105176 | International
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000105176 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105176 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000105176 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105176 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105176 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105178 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000105178 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000105178 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105178 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000105178 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105178 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105178 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000105178 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105178 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105178 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105178 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105178 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105178 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000105178 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105178 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105178 | International
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000105178 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105178 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000105178 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105178 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105178 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105180 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000105180 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000105180 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105180 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000105180 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105180 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105180 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000105180 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105180 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105180 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105180 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105180 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105180 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000105180 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105180 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105180 | International
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000105180 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105180 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000105180 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105180 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105180 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105179 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000105179 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000105179 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105179 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000105179 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105179 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105179 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000105179 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105179 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105179 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105179 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105179 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105179 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000105179 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105179 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105179 | International
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000105179 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105179 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000105179 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105179 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105179 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079260 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000079260 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000079260 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000079260 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000079260 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079260 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000079260 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000079260 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079260 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000079260 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079260 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079260 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000079260 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000079260 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000079260 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079260 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000079260 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079260 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000079260 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079260 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079260 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079261 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000079261 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000079261 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000079261 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000079261 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079261 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000079261 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000079261 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079261 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000079261 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079261 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079261 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000079261 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000079261 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000079261 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079261 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000079261 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079261 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000079261 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079261 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079261 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000081027 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000081027 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000081027 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000081027 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000081027 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000081027 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000081027 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000081027 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000081027 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081027 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081027 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081027 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000081027 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000081027 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000081027 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000081027 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000081027 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081027 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000081027 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081027 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000081027 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079262 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000079262 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000079262 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000079262 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000079262 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079262 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000079262 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000079262 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079262 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000079262 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079262 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079262 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000079262 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000079262 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000079262 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079262 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000079262 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079262 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000079262 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079262 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079262 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152042 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000152042 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000152042 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000152042 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000152042 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000152042 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152042 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000152042 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152042 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152042 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152042 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152042 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152042 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000152042 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152042 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152042 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000152042 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000152042 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000152042 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152042 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152042 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152046 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000152046 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000152046 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000152046 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000152046 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000152046 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152046 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000152046 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152046 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152046 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152046 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152046 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152046 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000152046 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152046 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152046 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000152046 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000152046 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000152046 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152046 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152046 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152043 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000152043 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000152043 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000152043 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000152043 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000152043 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152043 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000152043 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152043 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152043 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152043 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152043 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152043 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000152043 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152043 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152043 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000152043 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000152043 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000152043 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152043 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152043 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152044 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000152044 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000152044 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000152044 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000152044 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000152044 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152044 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000152044 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152044 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152044 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152044 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152044 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152044 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000152044 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152044 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152044 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000152044 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000152044 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000152044 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152044 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152044 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219036 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000219036 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000219036 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000219036 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000219036 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000219036 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219036 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219036 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219036 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219036 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219036 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219036 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219036 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000219036 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219036 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219036 | International
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000219036 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219036 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000219036 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219036 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219036 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219032 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000219032 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000219032 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000219032 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000219032 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000219032 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219032 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219032 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219032 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219032 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219032 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219032 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219032 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000219032 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219032 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219032 | International
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000219032 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219032 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000219032 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219032 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219032 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219033 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000219033 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000219033 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000219033 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000219033 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000219033 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219033 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219033 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219033 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219033 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219033 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219033 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219033 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000219033 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219033 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219033 | International
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000219033 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219033 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000219033 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219033 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219033 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219034 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000219034 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000219034 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000219034 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000219034 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000219034 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219034 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219034 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219034 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219034 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219034 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219034 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219034 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000219034 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219034 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219034 | International
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000219034 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219034 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000219034 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219034 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219034 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259634 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000259634 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000259634 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000259634 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000259634 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000259634 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000259634 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000259634 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259634 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259634 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259634 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000259634 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259634 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000259634 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000259634 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259634 | International
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000259634 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000259634 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000259634 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259634 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259634 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259635 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000259635 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000259635 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000259635 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000259635 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000259635 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000259635 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000259635 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259635 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259635 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259635 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000259635 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259635 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000259635 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000259635 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259635 | International
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000259635 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000259635 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000259635 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259635 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259635 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259636 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000259636 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000259636 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000259636 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000259636 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000259636 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000259636 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000259636 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259636 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259636 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259636 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000259636 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259636 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000259636 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000259636 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259636 | International
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000259636 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000259636 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000259636 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259636 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259636 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259637 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000259637 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000259637 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000259637 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000259637 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000259637 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000259637 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000259637 | VY® Invesco Comstock Portfolio__Class I_BNY-92914K818
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259637 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259637 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259637 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000259637 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259637 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000259637 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000259637 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259637 | International
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000259637 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000259637 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000259637 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259637 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259637 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125843 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000125843 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000125843 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125843 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125843 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000125843 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125843 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125843 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125843 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000125843 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125843 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000125843 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125843 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000125843 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000125843 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000125843 | International
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000125843 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125843 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000125843 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000125843 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125843 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125844 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000125844 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000125844 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125844 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125844 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000125844 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125844 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125844 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125844 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000125844 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125844 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000125844 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125844 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000125844 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000125844 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000125844 | International
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000125844 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125844 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000125844 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000125844 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125844 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000168863 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000168863 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000168863 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000168863 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168863 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000168863 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168863 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168863 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000168863 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000168863 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168863 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000168863 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168863 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000168863 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000168863 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000168863 | International
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000168863 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168863 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000168863 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000168863 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000168863 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125845 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000125845 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000125845 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125845 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125845 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000125845 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125845 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125845 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125845 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000125845 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125845 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000125845 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125845 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000125845 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000125845 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000125845 | International
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000125845 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125845 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000125845 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000125845 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125845 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125846 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000125846 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000125846 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125846 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125846 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000125846 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125846 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125846 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125846 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000125846 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125846 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000125846 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125846 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000125846 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000125846 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000125846 | International
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000125846 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125846 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000125846 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000125846 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125846 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000049965 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000049965 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000049965 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000049965 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000049965 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000049965 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000049965 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000049965 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049965 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049965 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049965 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049965 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000049965 | Equity
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000049965 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049965 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049965 | International
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000049965 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049965 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000049965 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000049965 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000049965 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049965 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049966 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000049966 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000049966 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000049966 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000049966 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000049966 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000049966 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000049966 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049966 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049966 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049966 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049966 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000049966 | Equity
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000049966 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049966 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049966 | International
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000049966 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049966 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000049966 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000049966 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000049966 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049966 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000168859 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000168859 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000168859 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000168859 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000168859 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000168859 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000168859 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000168859 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168859 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168859 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168859 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000168859 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000168859 | Equity
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000168859 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168859 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168859 | International
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000168859 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168859 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000168859 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000168859 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000168859 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000168859 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049967 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000049967 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000049967 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000049967 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000049967 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000049967 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000049967 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000049967 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049967 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049967 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049967 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049967 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000049967 | Equity
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000049967 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049967 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049967 | International
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000049967 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049967 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000049967 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000049967 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000049967 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049967 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000087528 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000087528 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000087528 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000087528 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087528 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000087528 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087528 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087528 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087528 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087528 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087528 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087528 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000087528 | Equity
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000087528 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087528 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087528 | International
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087528 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087528 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000087528 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000087528 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000087528 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000087528 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000087525 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087525 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000087525 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000087525 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087525 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087525 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000087525 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000087525 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087525 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087525 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087525 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000087525 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000087525 | Equity
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000087525 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087525 | International
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087525 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000087525 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000087525 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087525 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087525 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000087525 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000087525 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087525 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087525 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087526 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087526 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000087526 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000087526 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087526 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087526 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000087526 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000087526 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087526 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087526 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087526 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000087526 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000087526 | Equity
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000087526 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087526 | International
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087526 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000087526 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000087526 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087526 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087526 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000087526 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000087526 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087526 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087526 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000168862 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000168862 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000168862 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000168862 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168862 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168862 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000168862 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000168862 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168862 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168862 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168862 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000168862 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000168862 | Equity
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000168862 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000168862 | International
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168862 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000168862 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000168862 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168862 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168862 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000168862 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168862 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168862 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168862 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087527 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087527 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000087527 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000087527 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087527 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087527 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000087527 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000087527 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087527 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087527 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087527 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000087527 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000087527 | Equity
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000087527 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087527 | International
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087527 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000087527 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000087527 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087527 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087527 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000087527 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000087527 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087527 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087527 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087524 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087524 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000087524 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000087524 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087524 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087524 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000087524 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000087524 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087524 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087524 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087524 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000087524 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000087524 | Equity
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000087524 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087524 | International
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087524 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000087524 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000087524 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087524 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087524 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000087524 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000087524 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087524 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087524 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020738 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000020738 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000020738 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000020738 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020738 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000020738 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000020738 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000020738 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000020738 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020738 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020738 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020738 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000020738 | Equity
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000020738 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020738 | International
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020738 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020738 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000020738 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000020738 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020738 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020738 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000020738 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020738 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020738 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020738 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020739 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000020739 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000020739 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000020739 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020739 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000020739 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000020739 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000020739 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000020739 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020739 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020739 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020739 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000020739 | Equity
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000020739 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020739 | International
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020739 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020739 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000020739 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000020739 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020739 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020739 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000020739 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020739 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020739 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020739 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020740 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000020740 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000020740 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000020740 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020740 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000020740 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000020740 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000020740 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000020740 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020740 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020740 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020740 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000020740 | Equity
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000020740 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020740 | International
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020740 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020740 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000020740 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000020740 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020740 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020740 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000020740 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020740 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020740 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020740 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078371 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078371 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078371 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000078371 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000078371 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000078371 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000078371 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078371 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000078371 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078371 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078371 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078371 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000078371 | Equity
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000078371 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078371 | International
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078371 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078371 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000078371 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000078371 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078371 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000078371 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000078371 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078371 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078371 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078371 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087520 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000087520 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000087520 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087520 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087520 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087520 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087520 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087520 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087520 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087520 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087520 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087520 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000087520 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.50%
C000087520 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087520 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087520 | International
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087520 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087520 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000087520 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000087520 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087520 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087520 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087521 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000087521 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000087521 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087521 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087521 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087521 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087521 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087521 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087521 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087521 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087521 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087521 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000087521 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.50%
C000087521 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087521 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087521 | International
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087521 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087521 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000087521 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000087521 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087521 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087521 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000168861 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168861 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000168861 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000168861 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000168861 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168861 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000168861 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168861 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168861 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000168861 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168861 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000168861 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000168861 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.50%
C000168861 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000168861 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000168861 | International
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000168861 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000168861 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000168861 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000168861 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168861 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000168861 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087522 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000087522 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000087522 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087522 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087522 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087522 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087522 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087522 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087522 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087522 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087522 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087522 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000087522 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.50%
C000087522 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087522 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087522 | International
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087522 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087522 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000087522 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000087522 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087522 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087522 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087523 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000087523 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000087523 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087523 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087523 | Voya Russell TM Large Cap Growth Index Portfolio__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087523 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087523 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087523 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087523 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087523 | Voya Large-Cap Growth Fund__Class R6_BNY-92913K553
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087523 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087523 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000087523 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.50%
C000087523 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087523 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087523 | International
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087523 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087523 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000087523 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000087523 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087523 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087523 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029752 | Zimmer Biomet Holdings, Inc.___BNY-98956P102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029752 | Henry Schein, Inc.___BNY-806407102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029752 | Graphic Packaging Holding Co.___BNY-388689101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029752 | Commerce Bancshares, Inc.___BNY-200525103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029752 | Baker Hughes Co.___BNY-05722G100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029752 | Timken Co.___BNY-887389104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029752 | Willis Towers Watson PLC___BNY-G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029752 | Reinsurance Group of America, Inc.___BNY-759351604
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029752 | US Bancorp___BNY-902973304
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029752 | Kenvue, Inc.___BNY-49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029752 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000029752 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029752 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029752 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000029752 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000029752 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000029752 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000029752 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029752 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029752 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029752 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000029752 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029752 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000029752 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000029752 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029752 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029752 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000029753 | Zimmer Biomet Holdings, Inc.___BNY-98956P102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029753 | Henry Schein, Inc.___BNY-806407102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029753 | Graphic Packaging Holding Co.___BNY-388689101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029753 | Commerce Bancshares, Inc.___BNY-200525103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029753 | Baker Hughes Co.___BNY-05722G100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029753 | Timken Co.___BNY-887389104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029753 | Willis Towers Watson PLC___BNY-G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029753 | Reinsurance Group of America, Inc.___BNY-759351604
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029753 | US Bancorp___BNY-902973304
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029753 | Kenvue, Inc.___BNY-49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029753 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000029753 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029753 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029753 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000029753 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000029753 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000029753 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000029753 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029753 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029753 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029753 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000029753 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029753 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000029753 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000029753 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029753 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029753 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000029754 | Zimmer Biomet Holdings, Inc.___BNY-98956P102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029754 | Henry Schein, Inc.___BNY-806407102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029754 | Graphic Packaging Holding Co.___BNY-388689101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029754 | Commerce Bancshares, Inc.___BNY-200525103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029754 | Baker Hughes Co.___BNY-05722G100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029754 | Timken Co.___BNY-887389104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029754 | Willis Towers Watson PLC___BNY-G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029754 | Reinsurance Group of America, Inc.___BNY-759351604
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029754 | US Bancorp___BNY-902973304
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029754 | Kenvue, Inc.___BNY-49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029754 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000029754 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029754 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029754 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000029754 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000029754 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000029754 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000029754 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029754 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029754 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029754 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000029754 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029754 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000029754 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000029754 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029754 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029754 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000074837 | Zimmer Biomet Holdings, Inc.___BNY-98956P102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074837 | Henry Schein, Inc.___BNY-806407102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074837 | Graphic Packaging Holding Co.___BNY-388689101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074837 | Commerce Bancshares, Inc.___BNY-200525103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074837 | Baker Hughes Co.___BNY-05722G100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074837 | Timken Co.___BNY-887389104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074837 | Willis Towers Watson PLC___BNY-G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074837 | Reinsurance Group of America, Inc.___BNY-759351604
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074837 | US Bancorp___BNY-902973304
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074837 | Kenvue, Inc.___BNY-49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074837 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000074837 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000074837 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000074837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000074837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000074837 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000074837 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000074837 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000074837 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000074837 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074837 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074837 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000074837 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000074837 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074837 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074837 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000020754 | MSCI, Inc.___BNY-55354G100
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000020754 | Gartner, Inc.___BNY-366651107
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020754 | CoStar Group, Inc.___BNY-22160N109
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020754 | Arch Capital Group Ltd.___BNY-G0450A105
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000020754 | Guidewire Software, Inc.___BNY-40171V100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020754 | Vail Resorts, Inc.___BNY-91879Q109
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000020754 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000020754 | Kinsale Capital Group, Inc.___BNY-49714P108
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020754 | Figs, Inc.__Class A_BNY-30260D103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020754 | Primerica, Inc.___BNY-74164M108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020754 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000020754 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000020754 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000020754 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000020754 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000020754 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020754 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020754 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020754 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020754 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000020754 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020755 | MSCI, Inc.___BNY-55354G100
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000020755 | Gartner, Inc.___BNY-366651107
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020755 | CoStar Group, Inc.___BNY-22160N109
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020755 | Arch Capital Group Ltd.___BNY-G0450A105
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000020755 | Guidewire Software, Inc.___BNY-40171V100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020755 | Vail Resorts, Inc.___BNY-91879Q109
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000020755 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000020755 | Kinsale Capital Group, Inc.___BNY-49714P108
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020755 | Figs, Inc.__Class A_BNY-30260D103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020755 | Primerica, Inc.___BNY-74164M108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000020755 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000020755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000020755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000020755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000020755 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020755 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020755 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020755 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020755 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000020755 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000168853 | MSCI, Inc.___BNY-55354G100
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168853 | Gartner, Inc.___BNY-366651107
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000168853 | CoStar Group, Inc.___BNY-22160N109
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000168853 | Arch Capital Group Ltd.___BNY-G0450A105
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000168853 | Guidewire Software, Inc.___BNY-40171V100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168853 | Vail Resorts, Inc.___BNY-91879Q109
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000168853 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168853 | Kinsale Capital Group, Inc.___BNY-49714P108
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168853 | Figs, Inc.__Class A_BNY-30260D103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000168853 | Primerica, Inc.___BNY-74164M108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000168853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000168853 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000168853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000168853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000168853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000168853 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000168853 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000168853 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000168853 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000168853 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000168853 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020756 | MSCI, Inc.___BNY-55354G100
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000020756 | Gartner, Inc.___BNY-366651107
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020756 | CoStar Group, Inc.___BNY-22160N109
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020756 | Arch Capital Group Ltd.___BNY-G0450A105
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000020756 | Guidewire Software, Inc.___BNY-40171V100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020756 | Vail Resorts, Inc.___BNY-91879Q109
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000020756 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000020756 | Kinsale Capital Group, Inc.___BNY-49714P108
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020756 | Figs, Inc.__Class A_BNY-30260D103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020756 | Primerica, Inc.___BNY-74164M108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000020756 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000020756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000020756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000020756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000020756 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020756 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020756 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020756 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020756 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000020756 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074832 | MSCI, Inc.___BNY-55354G100
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000074832 | Gartner, Inc.___BNY-366651107
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074832 | CoStar Group, Inc.___BNY-22160N109
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074832 | Arch Capital Group Ltd.___BNY-G0450A105
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000074832 | Guidewire Software, Inc.___BNY-40171V100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074832 | Vail Resorts, Inc.___BNY-91879Q109
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000074832 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000074832 | Kinsale Capital Group, Inc.___BNY-49714P108
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000074832 | Figs, Inc.__Class A_BNY-30260D103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074832 | Primerica, Inc.___BNY-74164M108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074832 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000074832 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000074832 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000074832 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000074832 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000074832 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074832 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074832 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000074832 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000074832 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000074832 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020760 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020760 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020760 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000020760 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000020760 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000020760 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020760 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020760 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020760 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020760 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020760 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000020760 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000020760 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000020760 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000020760 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000020760 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020760 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020760 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000020760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020760 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020760 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020760 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020760 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000020760 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000020760 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000020760 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020761 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020761 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020761 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000020761 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000020761 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000020761 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020761 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020761 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020761 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020761 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020761 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000020761 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000020761 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000020761 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000020761 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000020761 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020761 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020761 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000020761 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020761 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020761 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020761 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020761 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000020761 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000020761 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000020761 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020762 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020762 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020762 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000020762 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000020762 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000020762 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020762 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020762 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020762 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020762 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020762 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000020762 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000020762 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000020762 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000020762 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000020762 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020762 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020762 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000020762 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020762 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020762 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020762 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020762 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000020762 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000020762 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000020762 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027676 | Commercial Metals Co.___BNY-201723103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027676 | Essent Group Ltd.___BNY-G3198U102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027676 | BankUnited, Inc.___BNY-06652K103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027676 | Cushman & Wakefield Ltd.___BNY-G2717C106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027676 | Texas Capital Bancshares, Inc.___BNY-88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027676 | Fulton Financial Corp.___BNY-360271100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027676 | Assured Guaranty Ltd.___BNY-G0585R106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027676 | PotlatchDeltic Corp.___BNY-737630103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027676 | Newmark Group, Inc.__Class A_BNY-65158N102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027676 | Victoria's Secret & Co.___BNY-926400102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027676 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000027676 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027676 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000027676 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000027676 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000027676 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027676 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027676 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027676 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027676 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000027676 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027676 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000027676 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027676 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000027676 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000027676 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027676 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027677 | Commercial Metals Co.___BNY-201723103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027677 | Essent Group Ltd.___BNY-G3198U102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027677 | BankUnited, Inc.___BNY-06652K103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027677 | Cushman & Wakefield Ltd.___BNY-G2717C106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027677 | Texas Capital Bancshares, Inc.___BNY-88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027677 | Fulton Financial Corp.___BNY-360271100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027677 | Assured Guaranty Ltd.___BNY-G0585R106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027677 | PotlatchDeltic Corp.___BNY-737630103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027677 | Newmark Group, Inc.__Class A_BNY-65158N102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027677 | Victoria's Secret & Co.___BNY-926400102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027677 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000027677 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000027677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000027677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000027677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027677 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027677 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027677 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000027677 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027677 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000027677 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027677 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000027677 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000027677 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027677 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168857 | Commercial Metals Co.___BNY-201723103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168857 | Essent Group Ltd.___BNY-G3198U102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168857 | BankUnited, Inc.___BNY-06652K103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000168857 | Cushman & Wakefield Ltd.___BNY-G2717C106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000168857 | Texas Capital Bancshares, Inc.___BNY-88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000168857 | Fulton Financial Corp.___BNY-360271100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168857 | Assured Guaranty Ltd.___BNY-G0585R106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168857 | PotlatchDeltic Corp.___BNY-737630103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168857 | Newmark Group, Inc.__Class A_BNY-65158N102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168857 | Victoria's Secret & Co.___BNY-926400102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168857 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000168857 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000168857 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000168857 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000168857 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000168857 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168857 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000168857 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168857 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168857 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000168857 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168857 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000168857 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168857 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000168857 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000168857 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168857 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027678 | Commercial Metals Co.___BNY-201723103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027678 | Essent Group Ltd.___BNY-G3198U102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027678 | BankUnited, Inc.___BNY-06652K103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027678 | Cushman & Wakefield Ltd.___BNY-G2717C106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027678 | Texas Capital Bancshares, Inc.___BNY-88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027678 | Fulton Financial Corp.___BNY-360271100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027678 | Assured Guaranty Ltd.___BNY-G0585R106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027678 | PotlatchDeltic Corp.___BNY-737630103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027678 | Newmark Group, Inc.__Class A_BNY-65158N102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027678 | Victoria's Secret & Co.___BNY-926400102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027678 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000027678 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027678 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000027678 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000027678 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000027678 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027678 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027678 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027678 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027678 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000027678 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027678 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000027678 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027678 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000027678 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000027678 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027678 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074835 | Commercial Metals Co.___BNY-201723103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074835 | Essent Group Ltd.___BNY-G3198U102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074835 | BankUnited, Inc.___BNY-06652K103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074835 | Cushman & Wakefield Ltd.___BNY-G2717C106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074835 | Texas Capital Bancshares, Inc.___BNY-88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074835 | Fulton Financial Corp.___BNY-360271100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074835 | Assured Guaranty Ltd.___BNY-G0585R106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074835 | PotlatchDeltic Corp.___BNY-737630103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074835 | Newmark Group, Inc.__Class A_BNY-65158N102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074835 | Victoria's Secret & Co.___BNY-926400102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000074835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000074835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000074835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000074835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000074835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000074835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074835 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074835 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000074835 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074835 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000074835 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074835 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000074835 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000074835 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074835 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020751 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020751 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020751 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020751 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020751 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020751 | CVS Health Corp.___BNY-126650100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020751 | State Street Corp.___BNY-857477103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020751 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020751 | FedEx Corp.___BNY-31428X106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020751 | Citigroup, Inc.___BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020751 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000020751 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000020751 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000020751 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020751 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000020751 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000020751 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020751 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000020751 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000020751 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020751 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020751 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020751 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020751 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020751 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000020751 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020752 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020752 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020752 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020752 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020752 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020752 | CVS Health Corp.___BNY-126650100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020752 | State Street Corp.___BNY-857477103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020752 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020752 | FedEx Corp.___BNY-31428X106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020752 | Citigroup, Inc.___BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020752 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000020752 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000020752 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000020752 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020752 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000020752 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000020752 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020752 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000020752 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000020752 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020752 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020752 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020752 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020752 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020752 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000020752 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020753 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020753 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020753 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020753 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020753 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020753 | CVS Health Corp.___BNY-126650100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020753 | State Street Corp.___BNY-857477103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020753 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020753 | FedEx Corp.___BNY-31428X106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020753 | Citigroup, Inc.___BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020753 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000020753 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000020753 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000020753 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020753 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000020753 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000020753 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020753 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000020753 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000020753 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020753 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020753 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020753 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020753 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020753 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000020753 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020757 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020757 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020757 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020757 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020757 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020757 | United States Treasury Notes_3.625__BNY-91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020757 | United States Treasury Notes_3.5__BNY-91282CPP0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020757 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020757 | United States Treasury Notes_3.375__BNY-91282CPS4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020757 | Walt Disney Co.___BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020757 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020757 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000020757 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000020757 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000020757 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000020757 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020757 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020757 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000020758 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020758 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020758 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020758 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020758 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020758 | United States Treasury Notes_3.625__BNY-91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020758 | United States Treasury Notes_3.5__BNY-91282CPP0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020758 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020758 | United States Treasury Notes_3.375__BNY-91282CPS4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020758 | Walt Disney Co.___BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020758 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020758 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000020758 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000020758 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000020758 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000020758 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020758 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020758 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000020759 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020759 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020759 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020759 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020759 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020759 | United States Treasury Notes_3.625__BNY-91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020759 | United States Treasury Notes_3.5__BNY-91282CPP0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020759 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020759 | United States Treasury Notes_3.375__BNY-91282CPS4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020759 | Walt Disney Co.___BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020759 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020759 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000020759 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000020759 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000020759 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000020759 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020759 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020759 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000074833 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074833 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074833 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074833 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074833 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074833 | United States Treasury Notes_3.625__BNY-91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074833 | United States Treasury Notes_3.5__BNY-91282CPP0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074833 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074833 | United States Treasury Notes_3.375__BNY-91282CPS4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074833 | Walt Disney Co.___BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074833 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074833 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000074833 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074833 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000074833 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000074833 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000074833 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074833 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000020695 | Fidelity National Information Services, Inc.___BNY-31620M106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020695 | IQVIA Holdings, Inc.___BNY-46266C105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020695 | Xcel Energy, Inc.___BNY-98389B100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020695 | Quest Diagnostics, Inc.___BNY-74834L100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020695 | Raymond James Financial, Inc.___BNY-754730109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020695 | Omnicom Group, Inc.___BNY-681919106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020695 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020695 | GE HealthCare Technologies, Inc.___BNY-36266G107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020695 | Ameriprise Financial, Inc.___BNY-03076C106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020695 | WEC Energy Group, Inc.___BNY-92939U106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020695 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000020695 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000020695 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000020695 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000020695 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000020695 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020695 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000020695 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020695 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000020695 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000020695 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000020695 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020695 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000020695 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000020695 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000020695 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020696 | Fidelity National Information Services, Inc.___BNY-31620M106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020696 | IQVIA Holdings, Inc.___BNY-46266C105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020696 | Xcel Energy, Inc.___BNY-98389B100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020696 | Quest Diagnostics, Inc.___BNY-74834L100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020696 | Raymond James Financial, Inc.___BNY-754730109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020696 | Omnicom Group, Inc.___BNY-681919106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020696 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020696 | GE HealthCare Technologies, Inc.___BNY-36266G107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020696 | Ameriprise Financial, Inc.___BNY-03076C106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020696 | WEC Energy Group, Inc.___BNY-92939U106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020696 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000020696 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000020696 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000020696 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000020696 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000020696 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020696 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000020696 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020696 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000020696 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000020696 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000020696 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020696 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000020696 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000020696 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000020696 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020697 | Fidelity National Information Services, Inc.___BNY-31620M106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020697 | IQVIA Holdings, Inc.___BNY-46266C105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020697 | Xcel Energy, Inc.___BNY-98389B100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020697 | Quest Diagnostics, Inc.___BNY-74834L100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020697 | Raymond James Financial, Inc.___BNY-754730109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020697 | Omnicom Group, Inc.___BNY-681919106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020697 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020697 | GE HealthCare Technologies, Inc.___BNY-36266G107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020697 | Ameriprise Financial, Inc.___BNY-03076C106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020697 | WEC Energy Group, Inc.___BNY-92939U106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020697 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000020697 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000020697 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000020697 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000020697 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000020697 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020697 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000020697 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020697 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000020697 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000020697 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000020697 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020697 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000020697 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000020697 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000020697 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074827 | Fidelity National Information Services, Inc.___BNY-31620M106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074827 | IQVIA Holdings, Inc.___BNY-46266C105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074827 | Xcel Energy, Inc.___BNY-98389B100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074827 | Quest Diagnostics, Inc.___BNY-74834L100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074827 | Raymond James Financial, Inc.___BNY-754730109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074827 | Omnicom Group, Inc.___BNY-681919106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074827 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074827 | GE HealthCare Technologies, Inc.___BNY-36266G107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074827 | Ameriprise Financial, Inc.___BNY-03076C106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074827 | WEC Energy Group, Inc.___BNY-92939U106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074827 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000074827 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000074827 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000074827 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000074827 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000074827 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074827 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000074827 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074827 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000074827 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000074827 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000074827 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074827 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000074827 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000074827 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000074827 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020742 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020742 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020742 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020742 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020742 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020742 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020742 | Carvana Co.___BNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020742 | Vertiv Holdings Co.__Class A_BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020742 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020742 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020742 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000020742 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000020742 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000020742 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000020742 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000020742 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020742 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020742 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020742 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020742 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020742 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020742 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020742 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000020742 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000020742 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020742 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000020742 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000020743 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020743 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020743 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020743 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020743 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020743 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020743 | Carvana Co.___BNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020743 | Vertiv Holdings Co.__Class A_BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020743 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020743 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020743 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000020743 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000020743 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000020743 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000020743 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000020743 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020743 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020743 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020743 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020743 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020743 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020743 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020743 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000020743 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000020743 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020743 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000020743 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000168850 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168850 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168850 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168850 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000168850 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168850 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168850 | Carvana Co.___BNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168850 | Vertiv Holdings Co.__Class A_BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168850 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168850 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000168850 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000168850 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000168850 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000168850 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000168850 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000168850 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168850 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168850 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000168850 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168850 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168850 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168850 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168850 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000168850 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000168850 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168850 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000168850 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000020744 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020744 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020744 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020744 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020744 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020744 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020744 | Carvana Co.___BNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020744 | Vertiv Holdings Co.__Class A_BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020744 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020744 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020744 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000020744 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000020744 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000020744 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000020744 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000020744 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020744 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020744 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020744 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020744 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020744 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020744 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020744 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000020744 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000020744 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020744 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000020744 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000074830 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074830 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074830 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074830 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074830 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074830 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074830 | Carvana Co.___BNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074830 | Vertiv Holdings Co.__Class A_BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074830 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074830 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074830 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000074830 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000074830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000074830 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000074830 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000074830 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074830 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074830 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000074830 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074830 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074830 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074830 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074830 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000074830 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000074830 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074830 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074830 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%